Business Combinations - Cost, FV of Assets, Goodwill and Other (Details) € in Thousands															1 Months Ended	3 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021 EUR (€) l	Mar. 08, 2021 EUR (€)	Mar. 08, 2021 USD ($)	Feb. 28, 2021 EUR (€) l	Oct. 15, 2020 EUR (€)	Oct. 01, 2020 EUR (€) facility Center l	Sep. 02, 2020 EUR (€)	Sep. 02, 2020 USD ($)	Jul. 20, 2020 EUR (€) Center facility	Apr. 14, 2020 EUR (€)	Jan. 01, 2020 EUR (€)	May 31, 2019 EUR (€) USD ($)	Apr. 30, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Nov. 30, 2017 Center person	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) l	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($) l	Mar. 08, 2021 USD ($)	Mar. 07, 2021	Feb. 28, 2021 USD ($) l	Oct. 15, 2020 USD ($)	Oct. 01, 2020 USD ($) facility Center	Sep. 02, 2020 USD ($)	Jul. 20, 2020 USD ($) Center facility	Apr. 30, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 28, 2018 USD ($)	May 11, 2016 EUR (€) Center item	May 11, 2016 USD ($) Center item
Other disclosures:
Investments accounted for using equity method																€ 1,869,020	€ 1,869,020	€ 114,472	€ 1,999,776	€ 1,999,776	€ 1,869,020	€ 114,472											€ 226,905
Biotest Us Corporation and Haema AG
Other disclosures:
Consideration for sale of subsidiary | $																																		$ 538,014,000
Plasmavita Healthcare
Business Combinations
First repurchase of non-controlling interests										€ 10,000
Total consideration paid										10,000
Fair value of the previous investment in the company										10,674
Fair value of net assets acquired										21,374
Minority interest										(10,687)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)										9,987
Consideration transferred, acquisition-date fair value										10,000
Cash transferred										10,000
Development costs in progress										177
Other disclosures:
Contribution										10,000
Property, plant and equipment recognised as of acquisition date										€ 6,506
Ownership interest in entity, prior to acquisition of remaining shares (as a percent)										50.00%
Ownership interest in joint venture (as a percent)															50.00%
Number of plasma centers | Center															10
Variation between the fair value of the previous investment and the book value																					5,357
Minority interest's share of the contribution made																				€ 5,000	5,000
Plasmavita Healthcare | Other partners
Other disclosures:
Ownership interest in joint venture (as a percent)															50.00%
Number of partners in joint venture | person															2
Alkahest, Inc.
Business Combinations
Other non-current assets							€ 178																							$ 210,000
First repurchase of non-controlling interests							18,797																							22,235,000
Second repurchase of non-controlling interests (discounted amount)							104,628																							123,765,000
Total consideration paid							123,425																							146,000,000
Fair value of the previous investment in the company							91,023																							107,671,000
Fair value of net assets acquired							140,076																							165,696,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)							74,372																							87,975,000
Consideration transferred, acquisition-date fair value							123,425																							146,000,000
Percentage of voting equity interests acquired					57.55%																							57.55%
Development costs in progress							265,617																							314,198,000
Consolidated results																	(12,317)
Other disclosures:
Property, plant and equipment recognised as of acquisition date							€ 4,970																							$ 5,879,000
Ownership interest in entity, prior to acquisition of remaining shares (as a percent)							42.45%																							42.45%
Ownership interest acquired (as a percent)					57.55%																							57.55%
Ownership in subsidiary (as a percent)					100.00%
Increase (decrease) in combined profit had the acquisition taken place on January 1											€ 30,045
Consolidated results																	(12,317)
Variation between the fair value of the previous investment and the book value							€ 86,743	$ 102,552,000
Liabilities recognised at amortized cost					€ 121,149																							$ 143,706,000
Decrease in non-controlling interests					121,486																							143,307,000
Other reserves					€ 337																							$ 399,000
Amounts payable																100,492	€ 100,492				€ 100,492
Green Cross
Business Combinations
First repurchase of non-controlling interests						€ 387,917																							$ 457,160,000
Total consideration paid									€ 387,917																						$ 457,160,000
Fair value of net assets acquired						194,227																							228,897,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)						193,690																							228,263,000
Consideration transferred, acquisition-date fair value									387,917																						457,160,000
Cash transferred						387,917																							457,160,000
Consideration payable									€ 387,917																						$ 457,160,000
Development costs in progress						2,877																							3,390,000
Consolidated results																(5,023)
Other disclosures:
Property, plant and equipment recognised as of acquisition date						€ 158,148																							$ 186,377,000
Number of purification facilities | facility						2			2																				2		2
Number of plasma collection centers | Center						11			11																				11		11
Increase (decrease) in combined revenue had the acquisition taken place on January 1											31,197
Increase (decrease) in combined profit had the acquisition taken place on January 1											€ 32,423
Revenue of acquiree since acquisition date																4,625
Consolidated results																€ (5,023)
Fractionation capacity (in liters) | l						1,500,000
Collection volume of plasma achieved by collection centers (in liters) | l																						350,000
Period for supply of certain output of plasma									24 months
Consideration payable									€ 387,917																						$ 457,160,000
Plasma Donor Centers
Business Combinations
First repurchase of non-controlling interests												€ 20,500
Total consideration paid												20,500
Fair value of net assets acquired												1,620
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)												18,880
Consideration transferred, acquisition-date fair value												20,500
Cash transferred												20,500
Other disclosures:
Property, plant and equipment recognised as of acquisition date												€ 1,396
Interstated Blood Bank, Inc. Group
Business Combinations
First repurchase of non-controlling interests													€ 88,984																			$ 100,000,000			€ 88,215	$ 100,000,000
Total consideration paid													88,984																			100,000,000
Fair value of the previous investment in the company													94,126																			105,779,000
Fair value of the call option													8,898																			10,000,000
Fair value of net assets acquired													19,345																			21,744,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)													172,663																			194,035,000
Purchase price for the remaining stakes | $																																				100,000,000
Consideration transferred, acquisition-date fair value													88,984																			100,000,000
Cash transferred													88,984																			100,000,000			88,215	100,000,000
Development costs in progress													77																			87,000
Non current liabilities													10,233																			11,500,000
Consolidated results																		280
Other disclosures:
Property, plant and equipment recognised as of acquisition date													23,724																			$ 26,661,000
Agreed payment amount for call option																																			€ 9,007	$ 10,000,000
Number of blood donation centers | Center																																			9	9
Number of plasma collection centers | Center																																			26	26
Number of laboratories | item																																			1	1
Increase (decrease) in combined revenue had the acquisition taken place on January 1														€ 10,146
Increase (decrease) in combined profit had the acquisition taken place on January 1														€ (1,436)
Revenue of acquiree since acquisition date																		13,364
Consolidated results																		€ 280
Variation between the fair value of the previous investment and the book value													€ 4,521
Interstate Blood Bank, Inc
Business Combinations
Percentage of voting equity interests acquired																																			49.19%	49.19%
Other disclosures:
Ownership interest acquired (as a percent)																																			49.19%	49.19%
Bio Blood Components Inc.
Business Combinations
Percentage of voting equity interests acquired																																			48.97%	48.97%
Other disclosures:
Ownership interest acquired (as a percent)																																			48.97%	48.97%
Plasma Biological Services, LLC.
Business Combinations
Percentage of voting equity interests acquired																																			48.90%	48.90%
Other disclosures:
Ownership interest acquired (as a percent)																																			48.90%	48.90%
Kedplasma Centers
Business Combinations
Number of Plasma Donation Centers Acquired | $												4
Other disclosures:
Number of plasma donation centers acquired | $												4
Goetech, LLC (USA)
Business Combinations
Percentage of voting equity interests acquired																			51.00%	51.00%			51.00%
Other disclosures:
Ownership interest acquired (as a percent)																			51.00%	51.00%			51.00%
Kiro Grifols S.L. (Spain)
Business Combinations
Percentage of voting equity interests acquired																			40.00%	40.00%			40.00%
Other disclosures:
Ownership interest acquired (as a percent)																			40.00%	40.00%			40.00%
GigaGen Inc.
Business Combinations
Second repurchase of non-controlling interests (discounted amount)		€ 35,227																							$ 42,608,000
Total consideration | $																									90,500,000
Total consideration paid		73,428																							88,811,000
Consideration paid		38,201	$ 46,203,000																€ 38,201
Fair value of the previous investment in the company		50,792																							61,434,000
Fair value of net assets acquired		18,760																							22,691,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)		105,460																							127,554,000
Consideration transferred, acquisition-date fair value		€ 73,428																							$ 88,811,000
Percentage of voting equity interests acquired		100.00%																							100.00%
Percentage of shareholding		100.00%	100.00%
Development costs in progress		€ 24,027																							$ 29,061,000
Consolidated results				€ 4,350
Other disclosures:
Proportion of ownership interest in associate		100.00%	100.00%
Property, plant and equipment recognised as of acquisition date		€ 1,168																							$ 1,413,000
Transaction costs		€ 404
Ownership interest in entity, prior to acquisition of remaining shares (as a percent)																										43.96%
Ownership interest acquired (as a percent)		100.00%																							100.00%
Consolidated results				4,350
Variation between the fair value of the previous investment and the book value		€ 34,525	$ 41,758,000
Amounts payable																			€ 36,591	€ 36,591
BPL Plasma, Inc.
Business Combinations
First payment performed				9,921																							$ 12,000,000
First repurchase of non-controlling interests				308,016																							372,548,000
Total consideration paid				317,937																							384,548,000
Fair value of net assets acquired				15,039																							18,190,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)				302,898																							366,358,000
Consideration transferred, acquisition-date fair value				317,937																							384,548,000
Cash transferred				€ 308,016																							$ 372,548,000
Number of Plasma Donation Centers Acquired				25
Quantity of Plasma Obtained | l				1,000,000																							1,000,000
Acquisition, First Cash Transferred				€ 9,921																							$ 12,000,000
Other disclosures:
Property, plant and equipment recognised as of acquisition date				14,406																							$ 17,424,000
Transaction costs				€ 2,764
Number of plasma donation centers acquired				25
Quantity of plasma obtained (in liters) | l				1,000,000																							1,000,000
Kedplasma, LLC
Business Combinations
First repurchase of non-controlling interests	€ 45,638																							$ 55,200,000
Total consideration paid	45,638																							55,200,000
Fair value of net assets acquired	2,692																							3,256,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	42,946																							51,944,000
Consideration transferred, acquisition-date fair value	45,638																							55,200,000
Cash transferred	€ 45,638																							$ 55,200,000
Number of Plasma Donation Centers Acquired	7
Quantity of Plasma Obtained | l	240,000																							240,000
Other disclosures:
Property, plant and equipment recognised as of acquisition date	€ 2,448																							$ 2,961,000
Transaction costs	€ 625
Number of plasma donation centers acquired	7
Quantity of plasma obtained (in liters) | l	240,000																							240,000
Prometic Plasma Resources, Inc.
Business Combinations
Total consideration paid | $																							$ 8,805,000
Consideration transferred, acquisition-date fair value | $																							$ 8,805,000